Subsequent Events (Details Narrative)	Nov. 13, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Foreign currency exchange rate, translation				37.569	28.880	28.880	18.593
Argentine Peso to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation		57.3922		37.5690
British Pound to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation		0.8142		0.7851
Subsequent Event [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation			43.370
Subsequent Event [Member] | Argentine Peso to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation	59.6558
Subsequent Event [Member] | British Pound to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation	0.7784